Segments - Non current assets by country (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 85,830	$ 84,316	$ 77,797	$ 79,967
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 40,664	39,477	34,952	37,060
Percentage of entity's revenue		74.00%
United States [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 19,999	19,872	19,409	19,087
Percentage of entity's revenue		19.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 8,197	7,991	7,861	7,762
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		5,406	5,406	4,588	4,430
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		1,743	1,870	1,874	2,374
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,651	1,621	1,546	1,592
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,497	1,476	1,452	1,458
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		950	979	986	1,111
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 5,722	$ 5,625	$ 5,128	$ 5,093

[1]	1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.